Property, plant and equipment	6 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Note 12. Property, plant and equipment

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Land - at cost	5,554	3,601

Buildings - at cost	386,089	215,542
Less: Accumulated depreciation	(19,918)	(13,237)
	366,171	202,305

Plant and equipment - at cost	7,203	4,856
Less: Accumulated depreciation	(1,513)	(1,142)
	5,690	3,714

Mining hardware - at cost	643,475	177,766
Less: Accumulated depreciation	(44,628)	(54,892)
Less: Accumulated impairment	(6,934)	(25,605)
	591,913	97,269

HPC hardware – at cost	68,190	33,315
Less: Accumulated depreciation	(5,818)	(1,779)
	62,372	31,536

Development assets - at cost	177,639	102,946

Total property, plant and equipment	1,209,339	441,371
Reconciliations
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

Balance at 1 July 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371
Additions	1,554	4,873	2,555	75,165	1,225	246,109	331,481
Transfer from computer hardware prepayment	-	-	-	534,177	36,501	-	570,678
Disposals	-	-	-	(25,320)	-	(33)	(25,353)
Exchange differences	(45)	(4,433)	(160)	(11,084)	(2,630)	(284)	(18,636)
Impairment	-	-	-	(6,942)	-	-	(6,942)
Transfers in/(out)	444	170,655	-	-	-	(171,099)	-
Transfer to asset held for sale	-	-	-	(13,278)	-	-	(13,278)
Depreciation expense	-	(7,229)	(419)	(58,074)	(4,260)	-	(69,982)

Balance at 31 December 2024	5,554	366,171	5,690	591,913	62,372	177,639	1,209,339

Depreciation of mining hardware commences once units are installed onsite and available for use. Of the $58,074,000 depreciation expense for mining hardware recognized during the six months period, $15,330,000 relates to mining hardware that was either sold or classified as held for sale during the period.
Development assets includes costs related to the development of data center infrastructure at Childress, Texas along with other early-stage development costs. Depreciation will commence on the development assets at Childress as each phase of the underlying infrastructure becomes available for use.
Depreciation in the consolidated statements of profit or loss also includes $225,000 of right-of-use assets depreciation.

Bitmain T21 mining hardware
During the six months ended 31 December 2024, Bitmain replaced 1.8 EH/s of faulty Bitmain T21 miners under its warranty obligations, with miners of the same model and specification at no additional cost to the subsidiary of the Group that owned the miners.

This replacement transaction qualifies as a non-monetary exchange under IFRS, as no cash or financial instruments were involved in the exchange. The subsidiary did not receive a right to receive any fixed or determinable number of currency units, and the replacement was completed solely through the exchange of non-monetary assets. Consequently, the replacement units received have been included as an addition in the property, plant and equipment reconciliation at their fair value on recognition of $25,204,000. The units returned have been included as a disposal in the property plant and equipment reconciliation at their carrying amount on disposal of $24,284,000.

The difference between the carrying amount of the faulty miners returned and the fair value of the new miners received resulted in the recognition of a gain in the consolidated statements of profit or loss. Accordingly, a gain of $920,000 has been recognized as a "Gain on Warranty" as set out in the table below:
Gain on disposal of property, plant and equipment

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000
Gain on Warranty	-	-	920	-
Gain/(loss) on disposal of mining hardware	(672)	5	(753)	16
Total gain/(loss) on disposal of property, plant and equipment	(672)	5	167	16